Proposed Public Offering	6 Months Ended
Jan. 31, 2025
Proposed Public Offering
Proposed Public Offering

Note 3 — Proposed Public Offering

Pursuant to the Proposed Public Offering, the Company intends to offer for sale 7,500,000 Units (or 8,625,000 Units if the over-allotment option is exercised in full) at a price of $10.00 per Unit. Each Unit consists of one ordinary share and one right (“Public Right”). Each Public Right will convert into one-tenth (1/10) of one ordinary share upon the consummation of a Business Combination.